Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt

Note 20
Long-Term Debt
Total long-term debt including finance lease liabilities at December 31, 2023, was $20,307. The company’s long-term debt outstanding at year-end
2023 and 2022 was as follows:

			At December 31
			2023	2022
	Weighted Average Interest Rate (%) 1	Range of Interest Rates (%) 2	Principal	Principal
Notes due 2024	3.291	2.895 - 3.900	$1,650	$1,650
Notes due 2025	1.724	0.687 - 3.326	4,000	4,000
Notes due 2026		2.954	2,250	2,250
Notes due 2027	2.379	1.018 - 8.000	2,000	2,000
Notes due 2028		3.850	600	600
Notes due 2029		3.250	500	500
Notes due 2030		2.236	1,500	1,500
Debentures due 2031		8.625	102	102
Debentures due 2032	8.416	8.000 - 8.625	183	183
Notes due 2040		2.978	293	293
Notes due 2041		6.000	397	397
Notes due 2043		5.250	330	330
Notes due 2044		5.050	222	222
Notes due 2047		4.950	187	187
Notes due 2049		4.200	237	237
Notes due 2050	2.763	2.343 - 3.078	1,750	1,750
Debentures due 2097		7.250	60	60
Bank loans due 2023		-	—	91
Medium-term notes, maturing from 2023 to 2038	6.599	5.331 - 7.840	20	23
Notes due 2023			—	2,600
Total including debt due within one year			16,281	18,975
Debt due within one year			(1,650)	(2,694)
Fair market value adjustment for debt acquired in the Noble acquisition			578	664
Reclassified from short-term debt			4,543	4,050
Unamortized discounts and debt issuance costs			(19)	(23)
Finance lease liabilities 3			574	403
Total long-term debt			$20,307	$21,375
1	Weighted-average interest rate at December 31, 2023.
2	Range of interest rates at December 31, 2023.
3	For details on finance lease liabilities, see Note 5 Lease Commitments .
Long-term debt excluding finance lease liabilities with a principal balance of $16,281 matures as follows: 2024 – $1,650; 2025 – $4,000; 2026 – $2,250; 2027 – $2,000; 2028 – $600; and after 2028 – $5,781.
During the third quarter of 2023, the company assumed $1.5 billion of debt in conjunction with the PDC acquisition, including balances outstanding under the revolving credit facility, PDC’s 6.125% notes due 2024 (2024 notes) and PDC’s 5.75% notes due 2026 (2026 notes). The outstanding balances under the revolving credit facility and the 2024 notes were repaid during third quarter 2023. The company also irrevocably deposited sufficient U.S. Treasury securities with U.S. Bank Trust Company, N.A., as trustee, to fund the redemption of the 2026 notes, resulting in the indenture being satisfied and discharged.
See
Note 9 Fair Value Measurements
for information concerning the fair value of the company’s long-term debt.